Annual Total Returns [BarChart] - Prospectus-Adviser Class - Payden Emerging Markets Bond Fund - Adviser Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	5.51%
Annual Return 2012	19.03%
Annual Return 2013	(7.31%)
Annual Return 2014	4.97%
Annual Return 2015	(1.07%)
Annual Return 2016	11.17%
Annual Return 2017	11.72%
Annual Return 2018	(7.26%)
Annual Return 2019	16.04%
Annual Return 2020	5.90%